Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” (“CAP”) to our named executive officers, as calculated in accordance with SEC disclosure rules:

					Value of Initial Fixed $100 Investment Based on:(3)
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(2)	Company Total Shareholder Return ($)(4)	Net Loss ($ in thousands)
2025	3,216,148	(315,000)	1,644,614	(290,407)	66.23	(45,617)
2024	5,644,970	6,794,482	3,830,778	4,490,302	180.70	(36,184)
2023	2,553,153	404,580	1,430,880	710,034	78.95	(116,537)

(1)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the year indicated for Dr. Gros, our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the year indicated for the non-PEO NEOs. The Company’s non-PEO NEOs were Dr. Perrin and Mr. Little for 2025, 2024 and 2023.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-PEO NEOs. Compensation Actually Paid reflects the Summary Compensation Table Total with certain adjustments as set forth in the table following this footnote.
(3)
Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2022.

Year	Summary Compensation Table Total ($)(1)	(Minus) Fair Value of Awards Granted in Fiscal Year ($)(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year ($)(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
David-Alexandre C. Gros, M.D.
2025	3,216,148	(2,231,740)	801,602	(1,876,938)	—	(224,072)	—	(315,000)
2024	5,644,970	(4,577,034)	—	4,114,758	—	1,611,788	—	6,794,482
2023	2,553,153	(1,686,802)	1,058,491	(1,404,443)	—	(115,819)	—	404,580
Non-PEO named executive officers (Average)
2025	1,644,614	(889,847)	321,257	(1,232,660)	—	(133,771)	—	(290,407)
2024	3,830,778	(3,076,470)	—	2,719,492	—	1,016,502	—	4,490,302
2023	1,430,880	(802,784)	531,952	(419,673)	—	(30,341)	—	710,034

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to non-PEO NEOs, amounts shown represent averages.
(2)
Represents the fair value of the stock awards and option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each stock award and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the stock awards and option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the stock award and option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Company Selected Measure Name	Total Shareholder Return
Named Executive Officers, Footnote
(1)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the year indicated for Dr. Gros, our PEO and (ii) the average of the total compensation reported in the Summary Compensation Table for the year indicated for the non-PEO NEOs. The Company’s non-PEO NEOs were Dr. Perrin and Mr. Little for 2025, 2024 and 2023.

PEO Total Compensation Amount	$ 3,216,148	$ 5,644,970	$ 2,553,153
PEO Actually Paid Compensation Amount	$ (315,000)	6,794,482	404,580
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total ($)(1)	(Minus) Fair Value of Awards Granted in Fiscal Year ($)(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year ($)(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
David-Alexandre C. Gros, M.D.
2025	3,216,148	(2,231,740)	801,602	(1,876,938)	—	(224,072)	—	(315,000)
2024	5,644,970	(4,577,034)	—	4,114,758	—	1,611,788	—	6,794,482
2023	2,553,153	(1,686,802)	1,058,491	(1,404,443)	—	(115,819)	—	404,580
Non-PEO named executive officers (Average)
2025	1,644,614	(889,847)	321,257	(1,232,660)	—	(133,771)	—	(290,407)
2024	3,830,778	(3,076,470)	—	2,719,492	—	1,016,502	—	4,490,302
2023	1,430,880	(802,784)	531,952	(419,673)	—	(30,341)	—	710,034

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to non-PEO NEOs, amounts shown represent averages.
(2)
Represents the fair value of the stock awards and option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each stock award and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the stock awards and option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the stock award and option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 1,644,614	3,830,778	1,430,880
Non-PEO NEO Average Compensation Actually Paid Amount	$ (290,407)	4,490,302	710,034
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total ($)(1)	(Minus) Fair Value of Awards Granted in Fiscal Year ($)(2)	Plus Fair Value of Outstanding and Unvested Awards Granted in Fiscal Year ($)(3)	(Minus) Change in Fair Value of Outstanding and Unvested Awards Granted in Prior Fiscal Years ($)(4)	Plus Fair Value at Vesting of Awards Granted in Fiscal Year that Vested During Fiscal Year ($)(5)	Plus/(Minus) Change in Fair Value as of Vesting Date of Awards Granted in Prior Fiscal Years that Vested During Fiscal Year ($)(6)	(Minus) Fair Value as of Prior Fiscal Year-End of Awards Granted in Prior Fiscal Years that Failed to Vest During Fiscal Year ($)(7)	Equals Compensation Actually Paid ($)
David-Alexandre C. Gros, M.D.
2025	3,216,148	(2,231,740)	801,602	(1,876,938)	—	(224,072)	—	(315,000)
2024	5,644,970	(4,577,034)	—	4,114,758	—	1,611,788	—	6,794,482
2023	2,553,153	(1,686,802)	1,058,491	(1,404,443)	—	(115,819)	—	404,580
Non-PEO named executive officers (Average)
2025	1,644,614	(889,847)	321,257	(1,232,660)	—	(133,771)	—	(290,407)
2024	3,830,778	(3,076,470)	—	2,719,492	—	1,016,502	—	4,490,302
2023	1,430,880	(802,784)	531,952	(419,673)	—	(30,341)	—	710,034

(1)
Represents total compensation reported in the Summary Compensation Table for the year indicated. With respect to non-PEO NEOs, amounts shown represent averages.
(2)
Represents the fair value of the stock awards and option awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(3)
Represents the fair value as of the indicated fiscal year-end of the outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(4)
Represents the change in fair value during the indicated fiscal year of each stock award and option award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(5)
Represents the fair value at vesting of the stock awards and option awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(6)
Represents the change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award that were granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.
(7)
Represents the fair value as of the last day of the prior fiscal year of the stock award and option award that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return

The fluctuations in our CAP were driven by the fluctuations in our stock price over the three-year period, particularly in light of the leverage of our executive compensation program towards equity awards. The following graphic illustrates the relationship between the CAP to the PEO and average non-PEO NEOs and the Company’s TSR.

Compensation Actually Paid vs. Net Income

We are a clinical stage biotechnology company with no products approved for commercial sale and have not generated any revenue since our inception. Consequently, we did not use net income (loss) as a performance measure in our executive compensation program and we do not believe there is any meaningful relationship between our net loss and compensation actually paid to our non-PEO NEOs during the periods presented.

Total Shareholder Return Vs Peer Group
(3)
Total Shareholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Total Shareholder Return Amount	$ 66.23	180.7	78.95
Net Income (Loss)	$ (45,617,000)	(36,184,000)	(116,537,000)
PEO Name	Dr. Gros
Additional 402(v) Disclosure
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the non-PEO NEOs. Compensation Actually Paid reflects the Summary Compensation Table Total with certain adjustments as set forth in the table following this footnote.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,231,740)	(4,577,034)	(1,686,802)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	801,602		1,058,491
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,876,938)	4,114,758	(1,404,443)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(224,072)	1,611,788	(115,819)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(889,847)	(3,076,470)	(802,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,257		531,952
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,232,660)	2,719,492	(419,673)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (133,771)	$ 1,016,502	$ (30,341)